SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2020	2019	2018

Services and fees (1)	53,220	79,283	76,066
Labor cost	192,854	215,418	241,552
Depreciation of property, plant and equipment	15,920	16,034	13,561
Amortization of intangible assets	73,224	118,339	93,842
Maintenance and expenses	4,275	4,894	5,096
Taxes	97,075	104,014	95,072
Office expenses	27,314	35,956	35,663
Freight and transportation	283,808	307,958	300,676
Increase (decrease) of allowance for doubtful accounts	336	(293)	1,629
Others	14,856	15,872	13,607

Selling, general and administrative expenses	762,882	897,475	876,764
(1) For the year ended December 31, 2020, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,289, including $3,132 for audit services, $41 for audit-related services, $95 for tax services and $21 for all other services.
For the year ended December 31, 2019, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,804, including $3,485 for audit services, $54 for audit-related services, $190 for tax services and $75 for all other services.
For the year ended December 31, 2018, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $4,704, including $3,937 for audit services, $61 for audit-related services, $281 for tax services and $425 for all other services.